Cover	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2023
Entity Registrant Name	KULICKE & SOFFA INDUSTRIES INC
Entity Incorporation, State or Country Code	PA
Entity File Number	000-00121
Entity Tax Identification Number	23-1498399
Entity Addresses [Line Items]
Entity Address, Address Line One	23A Serangoon North Avenue 5
Entity Address, Address Line Two	#01-01
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	554369
City Area Code	215
Local Phone Number	784-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	KLIC
Security Exchange Name	NASDAQ
Entity Central Index Key	0000056978
Amendment Flag	false
Principal Executive Offices
Entity Addresses [Line Items]
Entity Address, Address Line One	1005 Virginia Dr.
Entity Address, City or Town	Fort Washington
Entity Address, Postal Zip Code	19034
Entity Address, State or Province	PA